Document And Entity Information	Oct. 29, 2026
Document Information [Line Items]
Entity, Registrant Name	BUSINESS FIRST BANCSHARES, INC.
Document, Type	8-K
Document, Period End Date	Oct. 29, 2026
Entity, Incorporation, State or Country Code	LA
Entity, File Number	001-38447
Entity, Tax Identification Number	20-5340628
Entity, Address, Address Line One	500 Laurel Street, Suite 101
Entity, Address, City or Town	Baton Rouge
Entity, Address, State or Province	LA
Entity, Address, Postal Zip Code	70801
City Area Code	225
Local Phone Number	248-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BFST
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001624322